Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Current
Federal			$ 17		$ (10)
State			3		5
Foreign			6		10
Total current tax expense (benefit)			26		5
Deferred tax expense (benefit):
Federal					18
State					6
Foreign			(1)		2
Total deferred tax (benefit) expense	$ (7)		(1)		26
Total income tax expense (benefit)	$ (8)	$ 1	$ 25		$ 31
Alight Holdings
Current
Federal				$ 1
Foreign				(5)		$ 9
Total current tax expense (benefit)				(4)		9
Deferred tax expense (benefit):
Federal						(1)
State						1
Foreign				(1)
Total deferred tax (benefit) expense				(1)
Total income tax expense (benefit)				$ (5)		$ 9